Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	$ (17,318,060)	$ (8,960,852)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,870	2,627
Stock-based compensation	1,213,996	517,999
Amortization of deferred financing costs	661,168	1,029,183
Change in fair value of derivative liabilities	54,634	708,901
Fair value of shares relinquished	(394,410)
Loss on promissory note extinguishment	3,774,468
Changes in operating assets and liabilities:
Prepaid expenses and other assets	270,167	42,741
Other receivable	(169,363)	224,980
Lease payment receivable	64,486	59,319
Accounts payable	158,920	157,392
Accrued expenses	1,181,270	215,632
Net cash used in operating activities	(10,497,854)	(6,002,078)
Cash flows from investing activities
Purchase of fixed assets		(12,391)
Net cash used in investing activities		(12,391)
Cash flows from financing activities
Proceeds from promissory notes and warrants, net of fees		6,534,400
Proceeds from sale of equity units, net of fees	17,760,635
Payment on notes payable	(285,170)	8,500
Net cash provided by financing activities	17,475,465	6,542,900
Net Increase in cash and cash equivalents	6,977,611	528,431
Cash and cash equivalents at beginning of the year	2,238,943	1,710,512
Cash and cash equivalents at end of the year	9,216,554	2,238,943
Cash paid during the period for:
Income taxes
Interest	5,933	2,559
Non-cash investing and financing transactions:
Notes payable issued in connection with director and officer insurance policies	364,204	285,170
Derivative liabilities associated with issuance of promissory notes		3,309,880
Issuance of warrants to promissory notes payable placement agent		200,658
Issuance of warrants to holders of promissory notes payable		1,268,832
Cashless exercise of warrants for common stock	100	18
Issuance of restricted stock for service		4
Write off for derivative liability due to adoption	59,397
Conversion of promissory notes and accrued interest to common stock	$ 8,030,365